Risk management (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial liabilities by maturity

The Company's financial liabilities, including the amounts due under the Leniency Agreement (Note 25), are shown in the table below by maturity. These amounts are calculated based on cash flows not discounted and may not be reconciled with the amounts disclosed in the statement of financial position.

		Non-Discounted Cash Flows
	Carrying	Until	Between one	Between two	More than
	amount	one year	and two years	and five years	five years	Total

Trade payables	12,164,730	12,094,454	111,464	-	-	12,205,918
Borrowings	34,897,260	1,455,227	5,872,409	1,519,649	62,653,643	71,500,929
Debentures	196,918	63,883	150,265	34,776		248,925
Braskem Idesa borrowings	12,311,535	147,961	275,968	697,761	19,658,847	20,780,537
Derivatives	585,179	260,277	232,748	202,056		695,081
Loan to non-controlling shareholder of Braskem Idesa	3,646,538	-	-	-	4,894,826	4,894,826
Leniency agreement	1,123,296	385,073	886,818	218,723		1,490,614
Lease	3,156,414	777,410	633,141	1,220,548	746,143	3,377,242
At December 31, 2021	68,081,870	15,184,286	8,162,814	3,893,514	87,953,458	115,194,073